Schedule of investments
Delaware Limited-Term Diversified Income Fund	March 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Asset-Backed Security — 0.00%
Freddie Mac Structured Pass Through Certificates Series T-30 A5 8.61% 12/25/30 ♦, •	3,214	$3,578
Total Agency Asset-Backed Security (cost $3,359)		3,578

Agency Collateralized Mortgage Obligations — 3.30%
Fannie Mae Grantor Trust Series 2001-T5 A2 6.977% 6/19/41 •	18,005	21,098
Freddie Mac REMICs
Series 4650 JG 3.00% 11/15/46	1,997,000	2,049,553
Series 5092 WG 1.00% 4/25/31 =	5,285,000	5,315,554
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-DNA6 M1 144A 0.917% (SOFR + 0.90%) 12/25/50 #, •	1,489,967	1,490,835
Series 2021-DNA1 M1 144A 0.667% (SOFR + 0.65%) 1/25/51 #, •	1,685,000	1,682,979
Series 2021-HQA1 M1 144A 0.717% (SOFR + 0.70%) 8/25/33 #, •	1,700,000	1,697,883
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	577	677
Series T-58 2A 6.50% 9/25/43 ♦	326,365	376,607
GNMA
Series 2017-88 PB 3.00% 1/20/47	304,000	324,046
Series 2017-163 KH 3.50% 3/20/44	455,000	467,200
Total Agency Collateralized Mortgage Obligations (cost $13,086,396)		13,426,432

Agency Commercial Mortgage-Backed Securities — 1.05%
Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.136% 10/25/24	2,000,000	2,154,502
FREMF Mortgage Trust
Series 2011-K15 B 144A 4.986% 8/25/44 #, •	95,000	95,942
Series 2014-K717 B 144A 3.625% 11/25/47 #, •	245,000	247,576
Series 2014-K717 C 144A 3.625% 11/25/47 #, •	80,000	80,634
Series 2015-K720 B 144A 3.394% 7/25/22 #, •	1,200,000	1,237,287
Series 2016-K722 B 144A 3.847% 7/25/49 #, •	430,000	453,347
Total Agency Commercial Mortgage-Backed Securities (cost $4,283,164)		4,269,288

Agency Mortgage-Backed Securities — 14.47%
Fannie Mae S.F. 15 yr
2.50% 8/1/35	847,947	882,338
NQ-022 [3/21] 5/21 (1643649)    1

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
2.50% 11/1/35	3,852,609	$4,009,206
Fannie Mae S.F. 30 yr
2.00% 12/1/50	100,720	100,662
2.00% 1/1/51	238,867	238,622
2.00% 2/1/51	529,711	529,227
2.50% 7/1/50	1,108,378	1,142,327
2.50% 9/1/50	157,428	162,786
2.50% 10/1/50	2,169,747	2,232,237
2.50% 11/1/50	839,514	862,446
2.50% 2/1/51	1,157,488	1,188,885
3.00% 5/1/46	736,053	774,529
3.00% 1/1/47	1,120,903	1,186,016
3.00% 11/1/49	181,243	192,073
3.00% 3/1/50	1,191,524	1,260,569
3.00% 7/1/50	2,937,759	3,080,412
3.00% 8/1/50	1,093,717	1,159,565
3.50% 7/1/47	286,139	307,745
3.50% 11/1/48	162,510	171,886
3.50% 3/1/50	75,323	79,728
3.50% 7/1/50	2,420,140	2,592,219
3.50% 9/1/50	816,922	891,884
4.00% 6/1/48	191,653	209,482
4.00% 10/1/48	1,184,003	1,303,755
4.50% 10/1/45	851,669	946,680
4.50% 5/1/46	1,051,655	1,183,186
4.50% 9/1/49	1,487,479	1,642,089
5.00% 7/1/47	1,491,009	1,732,851
5.00% 8/1/49	3,608,698	4,082,412
5.50% 5/1/44	5,623,137	6,580,015
6.00% 6/1/41	361,943	432,357
6.00% 7/1/41	4,129,465	4,936,488
6.00% 1/1/42	223,782	267,355
Fannie Mae S.F. 30 yr TBA
2.00% 4/1/51	3,181,000	3,175,036
2.50% 4/1/51	1,928,000	1,978,459
Freddie Mac S.F. 30 yr
2.00% 11/1/50	849,256	849,291
2.00% 4/1/51	169,000	167,327
2.50% 2/1/51	2,148,989	2,224,923
3.00% 7/1/50	1,712,680	1,787,402
4.50% 8/1/48	1,076,904	1,182,273
4.50% 1/1/49	116,196	129,828
2    NQ-022 [3/21] 5/21 (1643649)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.50% 4/1/49	241,824	$267,564
4.50% 5/1/49	639,318	701,516
6.00% 5/1/39	23,935	28,363
Total Agency Mortgage-Backed Securities (cost $58,698,352)		58,854,014

Collateralized Debt Obligations — 7.58%
AMMC CLO 23 Series 2020-23A A1L 144A 1.635% (LIBOR03M + 1.40%, Floor 1.40%) 10/17/31 #, •	1,200,000	1,204,176
Ballyrock CLO
Series 2018-1A A1 144A 1.224% (LIBOR03M + 1.00%) 4/20/31 #, •	2,000,000	2,000,198
Series 2020-2A A1 144A 1.529% (LIBOR03M + 1.32%, Floor 1.32%) 10/20/31 #, •	1,500,000	1,505,404

Battalion CLO 18 Series 2020-18A A1 144A 2.041% (LIBOR03M + 1.80%, Floor 1.80%) 10/15/32 #, •	2,000,000	2,007,840
Benefit Street Partners CLO IX Series 2016-9A AR 144A 1.334% (LIBOR03M + 1.11%) 7/20/31 #, •	500,000	500,946
BlueMountain CLO XXX Series 2020-30A A 144A 1.549% (LIBOR03M + 1.39%, Floor 1.39%) 1/15/33 #, •	1,250,000	1,254,711
Carlyle Global Market Strategies CLO
Series 2014-2RA A1 144A 1.244% (LIBOR03M + 1.05%) 5/15/31 #, •	985,636	986,433
Series 2015-5A A1R 144A 1.544% (LIBOR03M + 1.32%, Floor 1.32%) 1/20/32 #, •	1,000,000	1,000,355

CBAM Series 2020-13A A 144A 1.585% (LIBOR03M + 1.43%, Floor 1.43%) 1/20/34 #, •	2,200,000	2,205,801
Cedar Funding IX CLO Series 2018-9A A1 144A 1.204% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	575,000	575,426
CIFC Funding Series 2013-4A A1RR 144A 1.273% (LIBOR03M + 1.06%, Floor 1.06%) 4/27/31 #, •	2,000,000	2,002,222
Dryden 83 CLO Series 2020-83A A 144A 1.457% (LIBOR03M + 1.22%, Floor 1.22%) 1/18/32 #, •	2,200,000	2,199,417
Galaxy XXI CLO Series 2015-21A AR 144A 1.244% (LIBOR03M + 1.02%) 4/20/31 #, •	1,000,000	1,000,790
NQ-022 [3/21] 5/21 (1643649)    3

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

KKR CLO 32 Series 32A A1 144A 1.556% (LIBOR03M + 1.32%, Floor 1.32%) 1/15/32 #, •	1,200,000	$1,204,434
LCM XVIII Series 18A A1R 144A 1.244% (LIBOR03M + 1.02%) 4/20/31 #, •	1,500,000	1,500,609
Octagon Investment Partners 33 Series 2017-1A A1 144A 1.414% (LIBOR03M + 1.19%) 1/20/31 #, •	2,350,000	2,352,522
Octagon Investment Partners 48 Series 2020-3A A 144A 1.732% (LIBOR03M + 1.50%, Floor 1.50%) 10/20/31 #, •	2,000,000	2,005,046
Sound Point CLO XXI Series 2018-3A A1A 144A 1.395% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #, •	2,300,000	2,303,928
York CLO-6 Series 2019-1A A1 144A 1.572% (LIBOR03M + 1.35%) 7/22/32 #, •	1,000,000	1,000,731
Zais CLO 16 Series 2020-16A A1 144A 2.48% (LIBOR03M + 2.19%, Floor 2.19%) 10/20/31 #, •	2,000,000	2,002,240
Total Collateralized Debt Obligations (cost $30,611,451)		30,813,229

Convertible Bond — 0.01%
Cheniere Energy PIK 144A 4.875% exercise price $93.64, maturity date 5/28/21 #, *	38,824	39,111
Total Convertible Bond (cost $39,148)		39,111

Corporate Bonds — 52.78%
Banking — 14.25%
Banco Continental 144A 2.75% 12/10/25 #	200,000	197,214
Banco de Bogota 144A 6.25% 5/12/26 #	200,000	224,750
Banco de Credito del Peru 144A 2.70% 1/11/25 #	200,000	206,274
Banco de Credito e Inversiones 144A 4.00% 2/11/23 #	200,000	211,577
Banco del Estado de Chile 144A 2.704% 1/9/25 #	220,000	229,728
Banco Santander 3.50% 4/11/22	1,600,000	1,648,508
Banco Santander Mexico 144A 4.125% 11/9/22 #	150,000	156,843
Bancolombia 3.00% 1/29/25	215,000	220,047
Bank of America
1.658% 3/11/27 μ	540,000	542,014
3.458% 3/15/25 μ	2,845,000	3,056,167

Bank of Georgia 144A 6.00% 7/26/23 #	200,000	213,407
4    NQ-022 [3/21] 5/21 (1643649)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Bank of Montreal 1.85% 5/1/25	345,000	$353,841
Barclays Bank 1.70% 5/12/22	2,420,000	2,453,816
BBVA Bancomer
144A 1.875% 9/18/25 #	1,135,000	1,138,547
144A 6.75% 9/30/22 #	150,000	161,826

BNP Paribas 144A 1.323% 1/13/27 #, μ	330,000	322,960
Citigroup 4.044% 6/1/24 μ	2,430,000	2,605,379
Credit Agricole 144A 1.907% 6/16/26 #, μ	370,000	375,357
Credit Suisse Group 144A 2.593% 9/11/25 #, μ	2,295,000	2,381,036
Development Bank of Mongolia 144A 7.25% 10/23/23 #	200,000	217,204
Emirates NBD Bank 2.625% 2/18/25	200,000	209,795
Goldman Sachs Group
0.821% (SOFR + 0.81%) 3/9/27 •	4,905,000	4,874,909
1.364% (LIBOR03M + 1.17%) 5/15/26 •	3,010,000	3,051,135
1.431% 3/9/27 μ	65,000	64,449
3.50% 4/1/25	180,000	195,086

ICICI Bank 3.25% 9/9/22	320,000	328,627
JPMorgan Chase & Co.
0.59% (SOFR + 0.58%) 3/16/24 •	1,310,000	1,314,659
1.04% 2/4/27 μ	210,000	204,916
4.023% 12/5/24 μ	4,240,000	4,601,829
4.60% 2/1/25 μ, ψ	135,000	136,688

KEB Hana Bank 144A 3.375% 1/30/22 #	500,000	511,538
KeyBank
2.40% 6/9/22	250,000	256,016
3.18% 10/15/27	1,335,000	1,376,123

Kookmin Bank 144A 2.875% 3/25/23 #	200,000	209,154
Morgan Stanley
1.413% (LIBOR03M + 1.22%) 5/8/24 •	1,605,000	1,630,578
2.188% 4/28/26 μ	415,000	429,042
2.75% 5/19/22	1,075,000	1,104,268

National Securities Clearing 144A 1.20% 4/23/23 #	520,000	528,185
Natwest Group 8.625% 8/15/21 μ, ψ	1,285,000	1,318,371
PNC Bank 2.70% 11/1/22	3,280,000	3,395,257
Popular 6.125% 9/14/23	523,000	566,746
QNB Finance 3.50% 3/28/24	330,000	351,617
Regions Financial 3.80% 8/14/23	1,070,000	1,148,188
Toronto-Dominion Bank 0.367% (SOFR + 0.355%) 3/4/24 •	2,850,000	2,852,342
Truist Bank 2.636% 9/17/29 μ	1,465,000	1,536,463
NQ-022 [3/21] 5/21 (1643649)    5

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Truist Financial 2.70% 1/27/22	2,785,000	$2,835,766
UBS 144A 1.75% 4/21/22 #	200,000	202,796
UBS Group
144A 1.364% 1/30/27 #, μ	205,000	202,157
144A 3.00% 4/15/21 #	2,700,000	2,702,098

US Bank 3.40% 7/24/23	1,380,000	1,474,364
USB Capital IX 3.50% ((LIBOR03M + 1.02%)) 6/1/21 ψ, •	1,477,000	1,421,613
		57,951,270
Basic Industry — 3.16%
Avient 144A 5.75% 5/15/25 #	822,000	874,402
DuPont de Nemours 2.169% 5/1/23	1,495,000	1,501,766
Equate Petrochemical 144A 3.00% 3/3/22 #	265,000	269,787
First Quantum Minerals 144A 7.50% 4/1/25 #	1,085,000	1,121,619
Gold Fields Orogen Holdings BVI 144A 5.125% 5/15/24 #	250,000	274,151
Inversiones CMPC 144A 4.75% 9/15/24 #	2,200,000	2,416,458
LYB International Finance III 2.875% 5/1/25	225,000	237,730
New Gold 144A 6.375% 5/15/25 #	166,000	171,291
Novolipetsk Steel Via Steel Funding DAC 144A 4.50% 6/15/23 #	250,000	264,280
Nutrien 1.90% 5/13/23	1,995,000	2,047,101
OCP 144A 4.50% 10/22/25 #	1,000,000	1,062,055
PowerTeam Services 144A 9.033% 12/4/25 #	605,000	668,525
Sociedad Quimica y Minera de Chile 144A 3.625% 4/3/23 #	200,000	209,479
Steel Dynamics 2.80% 12/15/24	1,455,000	1,540,241
Volcan Cia Minera 144A 4.375% 2/11/26 #	200,000	205,243
		12,864,128
Brokerage — 0.62%
Banco BTG Pactual 144A 2.75% 1/11/26 #	200,000	189,700
Charles Schwab
0.75% 3/18/24	2,015,000	2,026,711
4.00% 6/1/26 μ, ψ	285,000	289,930
		2,506,341
Capital Goods — 3.74%
Bombardier 144A 6.00% 10/15/22 #	500,000	500,938
General Dynamics 3.00% 5/11/21	2,920,000	2,928,030
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	1,802,000	1,829,030
Roper Technologies 2.35% 9/15/24	2,295,000	2,399,957
6    NQ-022 [3/21] 5/21 (1643649)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Spirit AeroSystems 144A 5.50% 1/15/25 #	890,000	$942,287
Teledyne Technologies 0.95% 4/1/24	4,165,000	4,150,445
Terex 144A 5.625% 2/1/25 #	890,000	915,036
TransDigm 144A 8.00% 12/15/25 #	820,000	893,800
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	200,000	214,388
Welbilt 9.50% 2/15/24	433,000	446,802
		15,220,713
Communications — 3.31%
AMC Networks 5.00% 4/1/24	438,000	444,023
Charter Communications Operating 4.908% 7/23/25	1,515,000	1,718,433
Clear Channel International 144A 6.625% 8/1/25 #	475,000	498,208
Clear Channel Worldwide Holdings 9.25% 2/15/24	265,000	276,176
Crown Castle International 1.05% 7/15/26	520,000	503,735
CSC Holdings 6.75% 11/15/21	375,000	385,547
Fox
3.666% 1/25/22	880,000	903,342
4.03% 1/25/24	2,280,000	2,477,878

IHS Netherlands Holdco 144A 7.125% 3/18/25 #	200,000	210,250
Ooredoo International Finance 144A 5.00% 10/19/25 #	200,000	230,170
Sirius XM Radio 144A 4.625% 7/15/24 #	250,000	257,838
Sprint Spectrum 144A 4.738% 3/20/25 #	450,000	483,221
Tencent Holdings 144A 3.28% 4/11/24 #	200,000	213,256
Time Warner Entertainment 8.375% 3/15/23	1,795,000	2,058,874
T-Mobile USA
144A 1.50% 2/15/26 #	250,000	248,029
144A 3.50% 4/15/25 #	290,000	313,165

Turk Telekomunikasyon 144A 4.875% 6/19/24 #	200,000	202,905
Verizon Communications 0.75% 3/22/24	2,025,000	2,027,816
		13,452,866
Consumer Cyclical — 3.70%
Boyd Gaming 144A 8.625% 6/1/25 #	791,000	880,581
Caesars Entertainment 144A 6.25% 7/1/25 #	675,000	720,407
Carnival 144A 7.625% 3/1/26 #	685,000	736,752
Ford Motor 8.50% 4/21/23	1,256,000	1,402,010
Ford Motor Credit 3.375% 11/13/25	1,200,000	1,221,900
General Motors Financial
3.45% 4/10/22	1,195,000	1,223,275
4.15% 6/19/23	1,390,000	1,491,766

NQ-022 [3/21] 5/21 (1643649)    7

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

IRB Holding 144A 7.00% 6/15/25 #	129,000	$139,091
JD.com 3.875% 4/29/26	1,500,000	1,630,450
L Brands 144A 6.875% 7/1/25 #	810,000	900,578
Meituan 144A 2.125% 10/28/25 #	250,000	249,157
MercadoLibre 2.375% 1/14/26	200,000	198,876
MGM Resorts International 5.75% 6/15/25	1,100,000	1,201,062
Sands China 3.80% 1/8/26	200,000	213,434
Scientific Games International 144A 5.00% 10/15/25 #	1,085,000	1,125,091
Six Flags Entertainment 144A 4.875% 7/31/24 #	1,055,000	1,066,869
Station Casinos 144A 5.00% 10/1/25 #	285,000	289,097
VF 2.40% 4/23/25	330,000	344,229
		15,034,625
Consumer Non-Cyclical — 6.41%
AbbVie
2.60% 11/21/24	2,915,000	3,079,221
3.75% 11/14/23	10,000	10,776

Anheuser-Busch InBev Worldwide 4.15% 1/23/25	2,965,000	3,296,739
Cigna
1.131% (LIBOR03M + 0.89%) 7/15/23 •	2,055,000	2,080,709
3.75% 7/15/23	507,000	542,383

CK Hutchison International 17 144A 2.875% 4/5/22 #	200,000	204,337
CVS Health 3.70% 3/9/23	387,000	410,821
DP World Crescent 144A 3.908% 5/31/23 #	200,000	210,841
General Mills 3.70% 10/17/23	2,075,000	2,226,808
Gilead Sciences 3.70% 4/1/24	1,160,000	1,249,886
Global Payments 2.65% 2/15/25	1,412,000	1,484,361
Mondelez International 1.50% 5/4/25	1,210,000	1,224,368
PayPal Holdings 1.35% 6/1/23	3,025,000	3,080,123
Pilgrim's Pride 144A 5.75% 3/15/25 #	870,000	889,010
Royalty Pharma
144A 1.20% 9/2/25 #	345,000	338,225
144A 1.75% 9/2/27 #	230,000	223,552

Takeda Pharmaceutical 4.40% 11/26/23	1,850,000	2,023,739
Tenet Healthcare 5.125% 5/1/25	1,160,000	1,177,748
Teva Pharmaceutical Finance Netherlands III 6.00% 4/15/24	250,000	266,831
8    NQ-022 [3/21] 5/21 (1643649)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Viatris
144A 1.65% 6/22/25 #	1,960,000	$1,968,881
144A 2.30% 6/22/27 #	80,000	80,784
		26,070,143
Electric — 5.94%
AEP Texas 2.40% 10/1/22	2,810,000	2,886,982
Avangrid 3.20% 4/15/25	505,000	541,181
Azure Power Energy 144A 5.50% 11/3/22 #	215,000	219,880
Centrais Eletricas Brasileiras 144A 3.625% 2/4/25 #	200,000	201,756
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #	200,000	202,000
Cleveland Electric Illuminating 5.50% 8/15/24	1,430,000	1,631,425
CLP Power Hong Kong Financing 2.875% 4/26/23	200,000	208,044
Duke Energy
1.80% 9/1/21	2,250,000	2,261,115
4.875% 9/16/24 μ, ψ	570,000	603,630

Engie Energia Chile 144A 4.50% 1/29/25 #	2,200,000	2,398,661
Entergy 4.00% 7/15/22	1,050,000	1,090,754
Entergy Louisiana 4.05% 9/1/23	1,125,000	1,210,162
ITC Holdings 2.70% 11/15/22	1,570,000	1,621,277
NRG Energy 144A 3.75% 6/15/24 #	1,200,000	1,286,393
Pacific Gas and Electric 2.10% 8/1/27	980,000	960,904
Southern California Edison 1.10% 4/1/24	2,995,000	2,997,156
Vistra Operations 144A 3.55% 7/15/24 #	1,650,000	1,727,695
WEC Energy Group 0.80% 3/15/24	2,095,000	2,095,950
		24,144,965
Energy — 4.78%
Apache 4.625% 11/15/25	785,000	809,767
Cheniere Corpus Christi Holdings 7.00% 6/30/24	1,955,000	2,251,678
Enbridge 0.413% (SOFR + 0.40%) 2/17/23 •	1,225,000	1,227,210
Energean Israel Finance 144A 4.875% 3/30/26 #	200,000	201,625
Energy Transfer 5.25% 4/15/29	645,000	734,671
Greenko Mauritius 144A 6.25% 2/21/23 #	210,000	217,083
Marathon Oil 2.80% 11/1/22	765,000	784,874
MPLX
1.75% 3/1/26	210,000	210,466
4.875% 12/1/24	1,955,000	2,195,002

Murphy Oil 5.75% 8/15/25	905,000	907,177
NuStar Logistics 5.75% 10/1/25	715,000	766,494
Occidental Petroleum 5.50% 12/1/25	905,000	958,395
ONEOK 7.50% 9/1/23	1,655,000	1,888,064
NQ-022 [3/21] 5/21 (1643649)    9

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Petroleos Mexicanos 4.625% 9/21/23	130,000	$134,233
Sabine Pass Liquefaction 5.75% 5/15/24	1,990,000	2,246,613
Saudi Arabian Oil 144A 1.625% 11/24/25 #	205,000	206,595
Southwestern Energy 6.45% 1/23/25	983,000	1,057,020
Tengizchevroil Finance Co International 144A 2.625% 8/15/25 #	1,200,000	1,214,626
Tullow Oil 144A 6.25% 4/15/22 #	250,000	236,375
Western Midstream Operating 4.35% 2/1/25	465,000	482,014
WPX Energy 5.25% 9/15/24	621,000	690,086
		19,420,068
Finance Companies — 2.09%
AerCap Ireland Capital DAC 3.15% 2/15/24	1,780,000	1,855,649
Air Lease 2.875% 1/15/26	780,000	809,875
Ally Financial 5.75% 11/20/25	771,000	876,448
Aviation Capital Group 144A 1.95% 1/30/26 #	360,000	350,989
Avolon Holdings Funding
144A 2.75% 2/21/28 #	345,000	324,516
144A 3.95% 7/1/24 #	555,000	580,628

DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	206,375
SURA Asset Management 144A 4.875% 4/17/24 #	500,000	543,523
USAA Capital 144A 1.50% 5/1/23 #	2,900,000	2,963,530
		8,511,533
Healthcare — 0.40%
Bausch Health 144A 6.125% 4/15/25 #	1,025,000	1,051,855
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	540,000	581,567
		1,633,422
Insurance — 1.28%
AIA Group 3.125% 3/13/23	210,000	219,527
Equitable Holdings 3.90% 4/20/23	1,054,000	1,120,864
GA Global Funding Trust 144A 1.00% 4/8/24 #	2,995,000	2,991,646
USI 144A 6.875% 5/1/25 #	850,000	867,523
		5,199,560
Real Estate — 0.37%
Goodman HK Finance 4.375% 6/19/24	200,000	217,813
HAT Holdings I 144A 6.00% 4/15/25 #	821,000	867,181
Kaisa Group Holdings 9.375% 6/30/24	200,000	192,487
Trust Fibra UNO 144A 5.25% 1/30/26 #	200,000	221,651
		1,499,132
10    NQ-022 [3/21] 5/21 (1643649)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Services — 0.95%
Prime Security Services Borrower 144A 5.25% 4/15/24 #	649,000	$693,067
Sabre GLBL
144A 7.375% 9/1/25 #	1,250,000	1,366,000
144A 9.25% 4/15/25 #	785,000	937,094

Shimao Group Holdings 6.125% 2/21/24	200,000	210,400
WESCO Distribution 144A 7.125% 6/15/25 #	605,000	662,369
		3,868,930
Technology — 0.61%
Baidu 1.72% 4/9/26	200,000	199,495
International Business Machines 3.00% 5/15/24	1,090,000	1,169,448
NXP 144A 2.70% 5/1/25 #	55,000	57,726
SK Hynix 144A 1.50% 1/19/26 #	1,070,000	1,054,176
		2,480,845
Transportation — 1.17%
Adani Ports & Special Economic Zone 144A 3.375% 7/24/24 #	235,000	246,456
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡	200,000	109,500
ASG Finance Designated Activity 144A 7.875% 12/3/24 #	217,000	206,693
Delta Air Lines
144A 7.00% 5/1/25 #	1,510,000	1,740,708
7.375% 1/15/26	621,000	726,866

Penske Truck Leasing 144A 1.20% 11/15/25 #	910,000	894,671
Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	740,000	837,987
		4,762,881
Total Corporate Bonds (cost $212,292,357)		214,621,422

Non-Agency Asset-Backed Securities — 6.27%
American Express Credit Account Master Trust Series 2018-6 A 3.06% 2/15/24	1,145,000	1,154,274
ARI Fleet Lease Trust Series 2018-B A2 144A 3.22% 8/16/27 #	266,865	268,170
Chase Auto Credit Linked Notes Series 2020-2 B 144A 0.84% 2/25/28 #	1,676,760	1,678,576
Dell Equipment Finance Trust Series 2020-2 A2 144A 0.47% 10/24/22 #	2,400,000	2,402,751
Ford Credit Auto Lease Trust Series 2020-A A2 1.80% 7/15/22	701,425	703,294
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Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	180,000	$178,598
Ford Credit Floorplan Master Owner Trust A Series 2020-1 A1 0.70% 9/15/25	4,000,000	4,008,708
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	270,000	269,021
GMF Floorplan Owner Revolving Trust Series 2020-1 A 144A 0.68% 8/15/25 #	500,000	501,273
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	230,550	227,952
Hyundai Auto Lease Securitization Trust Series 2021-A B 144A 0.61% 10/15/25 #	2,100,000	2,097,787
Hyundai Auto Receivables Trust Series 2019-B A2 1.93% 7/15/22	132,796	133,010
Mercedes-Benz Auto Lease Trust Series 2019-B A2 2.01% 12/15/21	33,535	33,557
Mercedes-Benz Master Owner Trust Series 2019-BA A 144A 2.61% 5/15/24 #	1,200,000	1,230,674
MMAF Equipment Finance Series 2020-BA A2 144A 0.38% 8/14/23 #	4,300,000	4,303,729
PFS Financing Series 2020-G A 144A 0.97% 2/15/26 #	1,000,000	1,003,978
Tesla Auto Lease Trust Series 2021-A B 144A 1.02% 3/20/25 #	3,400,000	3,395,409
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #, •	52,475	52,602
Series 2015-6 A1B 144A 2.75% 4/25/55 #, •	120,708	121,547

Trafigura Securitisation Finance Series 2018-1A A1 144A 0.836% (LIBOR01M + 0.73%) 3/15/22 #, •	200,000	199,947
UNIFY Auto Receivables Trust Series 2021-1A A3 144A 0.51% 6/16/25 #	400,000	399,870
Verizon Owner Trust Series 2020-C A 0.41% 4/21/25	1,000,000	1,000,235
Volkswagen Auto Lease Trust Series 2020-A A4 Series 2020-A A4 0.45% 7/21/25	150,000	149,973
Total Non-Agency Asset-Backed Securities (cost $25,520,282)		25,514,935

12    NQ-022 [3/21] 5/21 (1643649)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations — 0.01%
GSMPS Mortgage Loan Trust Series 1998-2 A 144A 7.75% 5/19/27 #, •	18,620	$18,621
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 2.803% 4/25/36 •	33,652	33,318
Total Non-Agency Collateralized Mortgage Obligations (cost $43,520)		51,939

Non-Agency Commercial Mortgage-Backed Securities — 1.22%
Benchmark Mortgage Trust Series 2020-B17 A5 2.289% 3/15/53	5,000,000	4,969,582
Total Non-Agency Commercial Mortgage-Backed Securities (cost $5,241,211)		4,969,582

Loan Agreements — 0.30%
Applied Systems 1st Lien 3.50% (LIBOR03M + 3.00%) 9/19/24	246,881	248,733
AssuredPartners 3.608% (LIBOR01M + 3.50%) 2/12/27 •	261,182	258,610
Blue Ribbon 1st Lien 5.137% (LIBOR03M + 3.00%) 11/15/21 •	266,671	261,588
Charter Communications Operating Tranche B2 1.87% (LIBOR01M + 1.75%) 2/1/27 •	241,902	240,949
Gardner Denver Tranche B-1 1.859% (LIBOR03M + 1.75%) 3/1/27 •	206,184	204,123
Total Loan Agreements (cost $1,218,297)		1,214,003

Sovereign Bonds — 0.42%
Croatia — 0.06%
Croatia Government International Bond 144A 5.50% 4/4/23 #	200,000	219,201
		219,201
Georgia — 0.05%
Georgia Government International Bond 6.875% 4/12/21	200,000	200,297
		200,297
Indonesia — 0.08%
Indonesia Government International Bond 144A 3.375% 4/15/23 #	310,000	325,956
		325,956
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Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Nigeria — 0.07%
Nigeria Government International Bond 5.625% 6/27/22	250,000	$258,761
		258,761
Saudi Arabia — 0.06%
Kingdom of Saudi Arabia Sukuk 144A 2.894% 4/20/22 #	250,000	256,386
		256,386
Senegal — 0.05%
Senegal Government International Bond 144A 6.25% 7/30/24 #	200,000	215,975
		215,975
Uzbekistan — 0.05%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #	200,000	211,394
		211,394
Total Sovereign Bonds (cost $1,644,615)		1,687,970

Supranational Bank — 0.12%
Banque Ouest Africaine de Developpement 144A 5.50% 5/6/21 #	500,000	502,139
Total Supranational Bank (cost $529,500)		502,139

US Treasury Obligations — 11.05%
US Treasury Floating Rate Note 0.069% (USBMMY3M + 0.049%) 1/31/23 •	29,870,000	29,886,270
US Treasury Notes
0.125% 2/28/23	10,555,000	10,549,228
0.25% 3/15/24	4,335,000	4,323,654
0.50% 2/28/26	160,000	156,888
Total US Treasury Obligations (cost $44,907,564)		44,916,040
	Number of shares
Preferred Stock — 0.08%
USB Realty 144A 1.388% (LIBOR03M + 1.147%) #, ψ, •	400,000	311,000
Total Preferred Stock (cost $310,000)		311,000

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(Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 4.12%
Money Market Mutual Funds — 3.68%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	3,739,380	$3,739,380
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	3,739,380	3,739,380
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	3,739,380	3,739,380
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	3,739,380	3,739,380
		14,957,520
	Principal amount°
US Treasury Obligation — 0.44%
US Treasury Bill	1,775,000	1,795,796
Total Short-Term Investments (cost $16,740,297)		16,753,316
Total Value of Securities—102.78% (cost $415,169,513)		417,947,998

Liabilities Net of Receivables and Other Assets—(2.78%)1		(11,311,941)
Net Assets Applicable to 48,595,950 Shares Outstanding—100.00%		$406,636,057
1	Of this amount, $176,200 represents cash collateral posted for futures contracts.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
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Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $122,349,295, which represents 30.09% of the Fund's net assets.
*	PIK. 100% of the income received was in the form of principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
The following futures contracts were outstanding at March 31, 2021:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(75)	US Treasury 10 yr Notes	$(9,820,312)	(10,026,674)	6/21/21	$206,362	$18,750
(69)	US Treasury 5 yr Notes	(8,514,492)	(8,528,883)	6/30/21	14,391	11,320
Total Futures Contracts			$(18,555,557)		$220,753	$30,070
The use of futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
PIK – Payment-in-kind
REMIC – Real Estate Mortgage Investment Conduit
16    NQ-022 [3/21] 5/21 (1643649)

(Unaudited)
Summary of abbreviations: (continued)
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TBA – To be announced
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
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